S000068768 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares 0-3 Month Treasury Bond ETF | iShares 0-3 Month Treasury Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	4.24%	5.28%	5.13%	1.58%	0.02%